Commitments and Contingencies - Summary of Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Long-term Purchase Commitment [Line Items]
2015	$ 99,080
2016	31,637
2017	29,858
2018	102,464
2019 and thereafter	97,226
Total	360,265
Operating leases [Member]
Long-term Purchase Commitment [Line Items]
2015	3,469
2016	1,785
2017	1,474
2018	1,264
2019 and thereafter	2,549
Total	10,541
Capital Lease [Member]
Long-term Purchase Commitment [Line Items]
2015	5,375
2016	5,375
2017	5,375
2018	5,375
2019 and thereafter	94,677
Total	116,177
Derivative contracts [Member]
Long-term Purchase Commitment [Line Items]
2015	242
Total	242
Long-term debt [Member]
Long-term Purchase Commitment [Line Items]
2015	9,375
2016	10,156
2017	12,500
2018	88,282
Total	120,313
Future interest obligation on long-term debt [Member]
Long-term Purchase Commitment [Line Items]
2015	12,435
2016	11,467
2017	10,231
2018	7,543
Total	41,676
Purchase commitments [Member]
Long-term Purchase Commitment [Line Items]
2015	68,184
2016	2,854
2017	278
Total	$ 71,316